Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of remuneration of executive personnel

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Salaries and benefits	$2,949,120	$2,779,707
Share-based payments	2,966,651	985,174
	$5,915,771	$3,764,881